EARNINGS (LOSS) PER ORDINARY SHARE - Basic and Diluted Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Basic earnings (loss) per ordinary share
Profit (loss) from continuing operations attributable to ordinary equity holders of parent entity	$ (235)	$ 233		$ 614
Weighted average number of ordinary shares (in shares)	421,105,111	420,197,062		419,755,627
Basic earnings (loss) per ordinary share (USD per share)	$ (0.56)	$ 0.55	[1],[2]	$ 1.46	[1],[2]
Diluted earnings (loss) per ordinary share
Profit (loss) from continuing operations attributable to ordinary equity holders of parent entity including dilutive effects	$ (235)	$ 233		$ 614
Diluted weighted average number of shares (in shares)	421,105,111	420,869,866		420,056,703
Diluted earnings (loss) per ordinary share (USD per share)	$ (0.56)	$ 0.55	[1],[2]	$ 1.46	[1],[2]

[1]	The operating profit sub-total which was previously included in the presentation of the income statement has been removed
[2]	Comparative periods have been retrospectively restated, where indicated, due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to note 1.3.2.